COLLATERALIZED TRANSACTIONS (Details) - USD ($)		Mar. 31, 2026	Mar. 31, 2025
Collateralized Transaction [Abstract]
Margin loan extended to margin clients	[1]	$ 13,070,052	$ 4,364,851
Total value of securities held by margin clients		131,211,456	133,458,270
Margin loan received from financial institutions	[2]	11,413,714	7,234,684
Total value of securities repledged to financial institutions		17,798,647	10,179,699
Wealth Guardian Investment Limited [Member]
Collateralized Transaction [Abstract]
Client payable		0	1,417,153
Wealth Guardian Investment Limited [Member] | Margin Loan [Member]
Collateralized Transaction [Abstract]
Margin loan receivables		0	3,500,000
Client payable		$ 0	$ 200,000

[1]	The amount includes margin loan receivables from WGI totaling nil and $3.5 million, net of client payables to WGI amounting to nil and $0.2 million as of March 31, 2026 and 2025, respectively.
[2]	Recorded in Payable to Brokers and Clearing Organizations